Subsequent events (Details) - COP ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 19, 2021	Jan. 27, 2021	Jan. 19, 2021
Disclosure of non-adjusting events after reporting period [line items]
Revenue		$ 50,223,393	$ 71,488,512	$ 68,603,872
Net income		2,737,853	15,005,155	12,355,390
Total assets		137,694,169	133,890,296
ISA
Disclosure of non-adjusting events after reporting period [line items]
Revenue	$ 2,400,000
Net income	483,800
Total assets	$ 52,300,000
Market Capitalization					$ 25,500,000
Offshore International Group
Disclosure of non-adjusting events after reporting period [line items]
Revenue		325,812	529,167	653,054
Net income		(237,751)	(48,247)	$ (322,969)
Total assets		$ 1,568,795	$ 1,766,271
Sale of stake in Offshore International Group | Offshore International Group
Disclosure of non-adjusting events after reporting period [line items]
Sale of ownership interests							50.00%
Non-binding offer to acquire participation in ISA | ISA
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired						51.40%